SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Amounts and Gains and Losses Recorded in Relation to the Derivative Instruments
	Balance sheet	Fair value of derivative instruments
		Year ended December 31,
		2025	2024
Derivative assets:

Derivatives designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	-	110

Total		-	110

	Gain (loss) recognized in other comprehensive income, net		Gain (loss) recognized in statements of income
	Year ended December 31,		Statements of income	Year ended December 31,
	2025	2024	Item	2025	2024
Derivatives designated as hedging instruments:

Foreign exchange forward contract	(110)	(429)	Cost of revenues and Operating expenses	4,193	500

Derivatives not designated as hedging instruments:
Foreign exchange forward and options contracts	-	-	Financial expenses, net	267	6

Total	(110)	(429)		4,460	506

Schedule of Property, Plant and Equipment Depreciation Rates

%

Machinery and manufacturing equipment	4 - 33 (mainly 10)
Office equipment and furniture	7 - 33 (mainly 7)
Motor vehicles	10 - 30 (mainly 20)
Buildings	4 - 5
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Changes in Warranty Accrual
	2025	2024

January 1,	$1,726	$2,358

Charged to costs and expenses relating to new sales	3,189	368
Costs of product warranty claims	(2,996)	(844)
Foreign currency translation adjustments	20	(156)

December 31,	$1,939	$1,726

Schedule of Change in Provision for Doubtful Debts
	2025	2024

January 1,	$9,104	$12,214

Charges to expenses	17	(1,944)
Write offs	(1,726)	(1,095)
Foreign currency translation adjustments	(68)	(71)

December 31,	$7,327	$9,104

Schedule of Assets and Liabilities Measured at Fair Value
	Fair Value	Fair value measurements as of December 31,
Description	Hierarchy	2025	2024

Measured at fair value on a recurring basis:

Assets:
Derivative assets	Level 2	$-	$110

Schedule of Accumulated Other Comprehensive Income, Net
	December 31,
	2025	2024

Accumulated income on derivative instruments	$-	$110
Accumulated foreign currency translation differences and other	(10,874)	(14,980)

Total accumulated other comprehensive loss, net	$(10,874)	$(14,870)

Schedule of Changes in Accumulated Balances of Other Comprehensive Income
	Unrealized gains (losses) on derivative instruments	Accumulated foreign currency translation differences and other	Total

Balance at January 1, 2024	$539	$(8,941)	$(8,402)

Other comprehensive income (loss) before reclassifications	71	(6,039)	(5,968)
Amounts reclassified from AOCI	(500)	-	(500)

Net current period OCI	(429)	(6,039)	(6,468)

Balance at December 31, 2024	110	(14,980)	(14,870)

Other comprehensive income (loss) before reclassifications	4,083	4,106	8,189
Amounts reclassified from AOCI	(4,193)	-	(4,193)

Net current period OCI	(110)	4,106	3,996

Balance at December 31, 2025	$-	$(10,874)	$(10,874)

Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income
	December 31,
	2025	2024
Affected line item in the consolidated statements of income:

Cost of revenues	$2,664	$324
Research and development	267	20
Marketing and selling	615	81
General and administrative	647	75

Total Credit	$4,193	$500

Schedule of Reconciliation of Redeemable Non-controlling Interest
	Year ended December 31,
	2025	2024	2023

Beginning of the year	$2,200	$7,789	$7,903

Net loss attributable to non-controlling interest	(292)	(144)	(584)
Adjustment to Put option value (*)	101	(3,782)	532
Payment for Put option (*)	(1,920)	(1,556)	-
Foreign currency translation adjustments	(89)	(107)	(62)

Redeemable non-controlling interest - end of the year	$-	$2,200	$7,789

(*) See also Note 1b.

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income
December 31,
	2025	2024

Dividend yield	0 - 3	0 - 3%
Expected volatility	44-59.0%	42-47.0%
Risk-free interest rate	3.7-4.3%	4-4.6%
Expected life (in years)	4-7	4-7